Contingencies (Health Care Cost Recovery Litigation) (Details) (State Settlements Agreements [Member], Health Care Cost Recovery Actions [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loss Contingencies [Line Items]
Loss contingency, period of occurrence	November 1998
State Settlement Agreements annual payments	$ 9,400,000,000
State Settlement Agreements attorney fees annual cap	500,000,000
Fair And Equitable Tobacco Reform Act Of 2004 [Member]
Loss Contingencies [Line Items]
Aggregate amount recorded in cost of sales related to State Settlement Agreements and FETRA	$ 4,800,000,000	$ 4,800,000,000	$ 5,000,000,000